Regulatory Matters	12 Months Ended
Dec. 31, 2014
Regulatory Capital Requirements [Abstract]
Regulatory Matters
Regulatory Matters

The Bank is subject to regulatory capital requirements administered by the federal banking agencies.  Capital adequacy guidelines and additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices.  Capital amounts and classifications are also subject to qualitative judgments by regulators.  Failure to meet capital requirements can initiate regulatory action.  Management believes as of December 31, 2014, the Bank met all capital adequacy requirements to which it is subject.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition.  If adequately capitalized, regulatory approval is required to accept brokered deposits.  If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required.   At year-end 2014 and 2013, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  There are no conditions or events since that notification that management believes have changed the institution’s category.

The Bank’s actual and required capital amounts and ratios are as follows:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2014:
Total Capital
(to Risk Weighted Assets)	$75,363,406	16.54%	$36,455,801	8%	$45,569,751	10%
Tier I Capital
(to Risk Weighted Assets)	$71,860,925	15.77%	$18,227,900	4%	$27,341,850	6%
Tier I Capital
(to Average Assets)	$71,860,925	9.36%	$30,719,905	4%	$38,399,881	5%

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2013:
Total Capital
(to Risk Weighted Assets)	$68,268,705	15.97%	$34,203,250	8%	$42,754,062	10%
Tier I Capital
(to Risk Weighted Assets)	$65,158,930	15.25%	$17,101,625	4%	$25,652,437	6%
Tier I Capital
(to Average Assets)	$65,158,930	9.03%	$28,848,336	4%	$36,060,420	5%

The following represents a reconciliation of Bank capital to regulatory capital as of December 31:

	December 31,
	2014	2013

GAAP equity	$94,449,977	$85,746,512
Accumulated other comprehensive loss	2,602,877	5,142,627
Goodwill, net of applicable deferred taxes	(24,388,624)	(24,476,581)
Intangible assets, net of applicable deferred taxes	(769,640)	(1,030,368)
Disallowed portion of mortgage servicing rights	(33,665)	(41,086)
Disallowed portion of deferred taxes	—	(182,174)
Tier 1 Capital	$71,860,925	$65,158,930
General regulatory allowance for loan losses	3,502,481	3,109,775
Total Capital	$75,363,406	$68,268,705

The Qualified Thrift Lender test requires at least 65% of the Bank's assets be maintained in housing-related finance and other specified areas.  If this test is not met, limits are placed on growth, branching, new investments, Federal Home Loan Bank advances and new dividends.  Management believes this test was met at December 31, 2014 and December 31, 2013.